FEDERATED INCOME SECURITIES TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                February 2, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


    RE: FEDERATED INCOME SECURITIES TRUST ("Registrant")
           Federated Capital Income Fund
                 Class A Shares
                 Class B Shares
                 Class C Shares
                 Class F Shares
          1933 Act File No. 33-3164
          1940 Act File No. 811-4577


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated February 1, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 68 on January 30, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7404.

                                             Very truly yours,



                                             /s/ Leslie K. Ross
                                             Leslie K. Ross
                                             Assistant Secretary



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